Long-term debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
July to December 2025	$ 117,036
2026	265,277
2027	395,615
2028	251,316
2029	285,395
2030 and thereafter	368,985
Total	$ 1,683,624	$ 1,605,654